STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TRADING PROFIT (LOSS), NET:
Realized, net		$ 1,266,678	$ (9,140,334)	$ 28,415,973
Change in unrealized, net		(34,766)	1,920,372	(11,847,606)
Brokerage commissions		(427,983)	(427,452)	(463,158)
Total trading profit (loss), net		803,929	(7,647,414)	16,105,209
INVESTMENT INCOME (EXPENSE):
Interest, net		682,995	228,808	6,174
Other income		517,000	647,420
Total investment income (expense)		1,199,995	876,228	6,174
EXPENSES:
Management fee		1,492,543	2,446,584	2,752,521
Sponsor fee		1,632,685	2,396,438	2,405,145
Performance fee			330,158	2,973,476
Other		669,041	661,855	680,050
Total expenses		3,794,269	5,835,035	8,811,192
NET INVESTMENT INCOME (LOSS)		(2,594,274)	(4,958,807)	(8,805,018)
NET INCOME (LOSS)		(1,790,345)	(12,606,221)	7,300,191
Class A
EXPENSES:
NET INCOME (LOSS)	[1]	$ (126,099)	$ (2,511,574)	$ 1,409,709
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		16,246,406	14,195,046	13,077,702
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0078)	$ (0.1769)	$ 0.1078
Class C
EXPENSES:
NET INCOME (LOSS)	[2]	$ (1,717,996)	$ (8,553,810)	$ 3,813,899
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		34,119,491	49,511,607	50,553,044
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0504)	$ (0.1728)	$ 0.0754
Class D
EXPENSES:
NET INCOME (LOSS)		$ 38,715	$ (394,431)	$ 552,976
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		1,920,371	2,170,371	2,674,226
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0202	$ (0.1817)	$ 0.2068
Class I
EXPENSES:
NET INCOME (LOSS)		$ (29,722)	$ (219,390)	$ 150,930
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		878,252	1,213,834	1,219,457
Net income (loss) per weighted average Unit (in dollars per unit)		$ (0.0338)	$ (0.1807)	$ 0.1238
Class DS
EXPENSES:
NET INCOME (LOSS)	[3]			$ (304,922)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[4]			11,455,528
Net income (loss) per weighted average Unit (in dollars per unit)	[4]			$ (0.0266)
Class DT
EXPENSES:
NET INCOME (LOSS)	[5]			$ 1,093,637
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[5]			5,182,416
Net income (loss) per weighted average Unit (in dollars per unit)	[5]			$ 0.2110
Class M
EXPENSES:
NET INCOME (LOSS)		$ 44,757	$ (927,016)	$ 583,962
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		6,596,491	8,674,085	6,913,868
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0068	$ (0.1069)	$ 0.0845

[1]	Subscription includes conversion in the amount of $40,123,556 which was converted from Class C in 2017.
[2]	Redemption includes conversion out in the amount of $40,123,556 which was converted to Class A in 2017.
[3]	Units fully redeemed as of April 30, 2015.
[4]	Units fully redeemed as of April 30, 2015. (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class is for the period January 1, 2015 to April 30, 2015.)
[5]	Units fully redeemed as of December 31, 2015.